INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAX
Schedule of income tax rate
	Six months ended June 30,
	2021	2020

(Loss) income before income taxes	$(38,224)	$6,777
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(6,307)	1,118
Tax loss utilized	-	(1,118)
Net operating loss	6,307	-
Income tax expense	$-	$-

Schedule of provision for income taxes
Schedule of effective income tax rate
Schedule of deferred tax assets